Accounts and Notes Receivable (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted and off-book receivables related retained interests
Total restricted receivables	$ 11,882	$ 10,792
Total off-book receivables	47	110
Total retained interest	9	18
North America retail note receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	6,397	5,501
Total off-book receivables	47	108
Total retained interest	9	18
Australia retail note receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	884	932
Total off-book receivables
Total retained interest
North America wholesale receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	3,176	2,884
Total off-book receivables
Total retained interest
Europe wholesale receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	1,291	1,193
Total off-book receivables		2
Total retained interest
Australia wholesale receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables	134	101
Total off-book receivables
Total retained interest
North America commercial revolving account receivables [Member]
Restricted and off-book receivables related retained interests
Total restricted receivables		181
Total off-book receivables
Total retained interest